NASDAQ® THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
SEP 13 2010
Washington, DC 20549

10013425

CERTNAS
001-34647

P. William Slattery
Vice President
Listing Qualifications

By Facsimile and First Class Mail

September 13, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on September 13, 2010 The Nasdaq Stock Market (the "Exchange") received from ChinaNet Online Holdings, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, pat value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery